Segment Information - Revenue from External Customers by Geographic Areas (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenue From External Customers Attributed To Foreign Countries By Geographic Area
Total revenues	¥ 2,629,787	$ 376,054	¥ 2,621,334	¥ 3,317,821
Mainland China
Revenue From External Customers Attributed To Foreign Countries By Geographic Area
Total revenues	1,349,519		1,369,258	1,884,393
Hong Kong
Revenue From External Customers Attributed To Foreign Countries By Geographic Area
Total revenues	986,362		925,846	1,114,679
Other Countries
Revenue From External Customers Attributed To Foreign Countries By Geographic Area
Total revenues	¥ 293,906		¥ 326,230	¥ 318,749